COMMITMENTS AND CONTINGENCIES - AFCO Financing and Siemens Purchase Payment (Details)	12 Months Ended
Dec. 31, 2016 USD ($) item
Siemens Purchase Payment
Siemens Purchase Payment
Interest rate (as a percent)	0.00%
Purchase obligation for patents | $	$ 1,672,924
Directors and Officers
AFCO Financing
Number of agreed to make monthly payments | item	9
Interest rate (as a percent)	4.82%